LOANS - Credit Portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gross balance of loan portfolio	$ 188,313,361	$ 231,573,437
Allowance for impairment losses	(9,197,514)	(11,275,612)
Net balance of loan portfolio	179,115,847	220,297,825
General purpose loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	74,621,729	87,652,620
Payroll loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	33,306,684	35,666,306
Personal loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	13,425,625	12,356,219
Credit cards [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	7,341,533	20,182,153
Working capital loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	14,631,609	19,410,295
Commercial financial leases [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	10,861,995	11,108,676
Automobile and vehicle loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	5,421,073	8,353,725
Loans funded by development banks [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	4,053,300	3,198,592
Overdrafts [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	512,504	626,345
Consumer financial leases [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	18,491	362,018
Loan portfolio [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	188,313,361	231,573,437
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	5,967,743	3,218,433
Mortgage [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	17,883,355	29,120,316
Mortgage [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	15,488,044	27,058,641
Mortgage [member] | Housing leases [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	2,395,311	2,061,675
Microcredit [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	$ 267,720	$ 317,739